Right-of-use assets, net (Tables)	12 Months Ended
Dec. 31, 2019
Right-of-use assets, net
Schedule of right of use assets, net

			Satellite		Technical
	Buildings		Transponders		Equipment		Others		Total
Cost:
January 1, 2019	Ps.	4,758,787	Ps.	4,275,619	Ps.	1,896,682	Ps.	38,525	Ps.	10,969,613
Additions		480,222		—		82,568		25,263		588,053
Retirements		(153,888)		—		(290,421)		(5,767)		(450,076)
Effect of translation		121		—		—		—		121
December 31, 2019	Ps.	5,085,242	Ps.	4,275,619	Ps.	1,688,829	Ps.	58,021	Ps.	11,107,711

Depreciation:
January 1, 2019	Ps.	—	Ps.	(1,781,508)	Ps.	(987,924)	Ps.	—	Ps.	(2,769,432)
Depreciation of the year		(618,374)		(285,041)		(134,775)		(32,160)		(1,070,350)
Retirements		9,714		—		275,262		—		284,976
Effect of translation		147		—		—		—		147
December 31, 2019	Ps.	(608,513)	Ps.	(2,066,549)	Ps.	(847,437)	Ps.	(32,160)	Ps.	(3,554,659)

Carrying value:
At January 1, 2019	Ps.	4,758,787	Ps.	2,494,111	Ps.	908,758	Ps.	38,525	Ps.	8,200,181
At December 31, 2019	Ps.	4,476,729	Ps.	2,209,070	Ps.	841,392	Ps.	25,861	Ps.	7,553,052